13FCONF p 2/14/02

CONFIDENTIAL TREATMENT REQUESTED

RECEIVED OFFICE OF THE SECRETARY 2002 JAN -9 PM 3:40

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

Form 13F Cover Page

U.S. POST OFFICE DELAYED

CONFIDENTIAL TREATMENT EXPIRED

Report for the Quarter Ended September 30, 2001

Institutional Investment Manager Filing this Report:

Bank of America Corporation
100 North Tryon Street
Charlotte, NC 28255

Form 13F File Number: 28-158

02047773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Wendy Goetz
Compliance Principal
212-583-8563

PROCESSED
AUG 14 2002
THOMSON FINANCIAL

New York
November 5, 2001

Report Type:

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPO

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $116,489,000
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
03	28-5572	NB Holdings Corporation

[Repeat as necessary.]

08		Banc of America Securities LLC.
09		NationsBanc Montgomery Holdings Corporation

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
Providian Financial Corporation	↓	74406AAB8	↓	357,055			Defined	↓	357,055		
	Zero Coupon CVT Bond		$116,489					08,09,03			

[Repeat as necessary]